Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

MF1 REIT LLC (the “Company”)

J.P. Morgan Securities LLC

Credit Suisse Securities (USA) LLC

Amherst Pierpont Securities LLC

(together, the “Specified Parties”)

Re: MF1 2019-FL2 Ltd. – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file titled “MF1 2019-FL2 CRE CLO Tape.xlsx” provided to us on November 13, 2019 (the “Data File”) containing information on 39 Mortgage Assets (the “Mortgage Assets”) and the related 40 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral related to MF1 2019-FL2 Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means November 1, 2019, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Assumed LIBOR” means the LIBOR rate 1.775% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Assets and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s) column” in Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology and (iii) the Instructions, we recomputed the Recomputed Attributes and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Assets and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Assets being securitized, (iii) the compliance of the originator of the Mortgage Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
November 13, 2019

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Number	Provided by the Company
Loan Type	Promissory Note/Loan Agreement/Deed of Trust/Servicing Report
Property Name	Provided by the Company
Property Address	Appraisal Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report
Property County	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwritten Rent Roll/Certified Rent Roll
Unit of Measure	Underwritten Rent Roll/Certified Rent Roll
Occupancy %	Underwritten Rent Roll/Certified Rent Roll
Occupancy Source Date	Underwritten Rent Roll/Certified Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement/Purchase and Sale Agreement
Assumed Loan (Y/N)	Promissory Note/Loan Agreement
Borrower Name	Promissory Note/Loan Agreement
Principals (Individuals)	Guaranties
Related Borrower (Y/N)	Guaranties
Note Date	Promissory Note/Loan Agreement/Deed of Trust
First Payment Date	Promissory Note/Loan Agreement/Deed of Trust/Settlement Statement
Cut-off Date	Provided by the Company
Commitment Original Balance ($)	Promissory Note/Loan Agreement/Deed of Trust
A-1

Attribute	Source Document(s)
Current Funded Amount ($)	Servicing Report/Settlement Statement
Mortgage Loan Cut-off Date Balance ($)	Promissory Note/Loan Agreement/Deed of Trust/Servicing Report
Previous Securitization	Provided by the Company
Mortgage Asset Type	Provided by the Company
Delayed Close Future Funding	Provided by the Company
Future Funding Trigger / Requirements	Promissory Note/Loan Agreement/Deed of Trust
ARD Loan (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Initial Maturity Date or Anticipated Repayment Date	Promissory Note/Loan Agreement/Deed of Trust
Extension Options	Promissory Note/Loan Agreement/Deed of Trust
Extension Options Description	Promissory Note/Loan Agreement/Deed of Trust
First Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
First Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
First Extension Floor	Promissory Note/Loan Agreement/Deed of Trust
First Extension Cap	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Floor	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Cap	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Floor	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Cap	Promissory Note/Loan Agreement/Deed of Trust
Exit Fee % / Deferred Origination Fee (%)	Promissory Note/Loan Agreement/Deed of Trust
Fully Extended Maturity Date	Promissory Note/Loan Agreement/Deed of Trust
Rate Type	Promissory Note/Loan Agreement/Deed of Trust
Index for Floating Rate	Promissory Note/Loan Agreement/Deed of Trust
A-2

Attribute	Source Document(s)
Fully Funded Mortgage Loan Margin %	Promissory Note/Loan Agreement/Deed of Trust
ARD Mortgage Rate After ARD and extension periods	Promissory Note/Loan Agreement/Deed of Trust
Rate Step Up Post ARD Commencement Date	Promissory Note/Loan Agreement/Deed of Trust
ARD Loan Fully Extended Maturity Date	Promissory Note/Loan Agreement/Deed of Trust
Rounding Factor (4)	Promissory Note/Loan Agreement/Deed of Trust
Time of Rounding (Before Spread, After Spread)	Promissory Note/Loan Agreement/Deed of Trust
Rounding Direction	Promissory Note/Loan Agreement/Deed of Trust
Lookback Period	Promissory Note/Loan Agreement/Deed of Trust
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating	Bloomberg Rating
LIBOR Floor %	Promissory Note/Loan Agreement/Deed of Trust
LIBOR Cap Strike Price %	LIBOR Cap Confirmation
Interest Accrual Basis	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change Amount	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change Trigger	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Default (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Late (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Balloon (Days)	Promissory Note/Loan Agreement/Deed of Trust
Original Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust
Remaining Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Partial Release and/or Prepayment Description	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type During Initial Term	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type During Extensions	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type	Promissory Note/Loan Agreement/Deed of Trust
Amort Number of Months	Promissory Note/Loan Agreement/Deed of Trust
A-3

Attribute	Source Document(s)
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
Stabilized Appraised Value Used for As-Is LTV (Y/N)	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
A-4

Attribute	Source Document(s)
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement/ Appraisal Report
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement/Appraisal Report
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement/ Appraisal Report
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement/Appraisal Report
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement/ Appraisal Report
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement/ Appraisal Report
Loan Cross Portfolio Name	Promissory Note/Loan Agreement/Deed of Trust
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranty
Recourse Provisions	Guaranty
Recourse Carveout Guarantor	Guaranty
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
A-5

Attribute	Source Document(s)
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Loan Agreement/Cash Management Agreement
Cash Management (Springing/In-place)	Loan Agreement/Cash Management Agreement
Lockbox/Cash Management Trigger Event	Loan Agreement/Cash Management Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Environmental Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Cut-Off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Insurance Escrow (Cut-Off Date)	Servicer Report/Settlement Statement/Loan Agreement
Insurance Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Replacement Reserve (Cut-Off Date)	Servicer Report/Settlement Statement/Loan Agreement
Replacement Reserve (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
TI/LC Reserve (Cut-Off Date)	Servicer Report/Settlement Statement/Loan Agreement
Monthly TI/LC Reserve ($)	Servicer Report/Settlement Statement/Loan Agreement
Initial Capital Improvement Reserve	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Capital Improvement Reserve	Servicer Report/Settlement Statement/Loan Agreement
Capital Improvement Reserve (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Other Reserve 1 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 1 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
A-6

Attribute	Source Document(s)
Other (Springing) Escrow Reserve 1 Description	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Other Reserve 2 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 2 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other (Springing) Escrow Reserve 2 Description	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Other Reserve 3 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 3 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other (Springing) Escrow Reserve 3 Description	Servicer Report/Settlement Statement/Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Promissory Note/Loan Agreement/Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report/Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll/Certified Rent Roll
Property Manager	Management Agreement
TIC (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Max Number of TICs	Promissory Note/Loan Agreement/Deed of Trust
Single Purpose Borrower (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Independent Director (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel
DST (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
A-7

Attribute	Source Document(s)
IDOT (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Sqft	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Sqft	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
Administrative Fee Rate	Provided by the Company
Net Mortgage Rate	Provided by the Company
Permitted Future Debt (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Type	Provided by the Company
Comments	Provided by the Company
A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Maximum of LIBOR assumption with applicable rounding and LIBOR Floor plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis multiplied by Current Funded Amount ($)
Annual Debt Service Payment (P&I)	Maximum of LIBOR assumption with applicable rounding and LIBOR Floor plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis multiplied by Current Funded Amount ($)
Annual Debt Service Payment (Cap)	Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Current Funded Amount ($)
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-Off Date Balance ($) divided by aggregate Mortgage Loan Cut-off Date Balance ($) of all Mortgage Assets.
Pari Passu Funded Amount ($)	Current Funded Amount ($) minus Mortgage Loan Cut-Off Date Balance ($)
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Current Funded Amount ($)
Mortgage Loan Balloon Payment ($)	For all loans which are interest only loans, the amount equal to the Commitment Original Balance ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	Current Funded Amount ($) divided by No of Units
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date or Anticipated Repayment Date and the First Payment Date
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
B-1

Attribute	Calculation Methodology
First Extension Fee ($)	First Extension Fee % multiplied by Commitment Original Balance ($)
Second Extension Fee ($)	Second Extension Fee % multiplied by Commitment Original Balance ($)
Third Extension Fee ($)	Third Extension Fee % multiplied by Commitment Original Balance ($)
Exit Fee ($) / Deferred Origination Fee ($)	Exit Fee % / Deferred Origination Fee (%) multiplied by Commitment Original Balance ($)
Fully Extended Loan Term (Original)	Number of payments between and including the First Payment Date and the Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Mortgage Rate Floor	The sum of the Fully Funded Mortgage Loan Margin % and the LIBOR Floor %
Mortgage Rate Cap	The sum of the LIBOR Cap Strike Price % and the Fully Funded Mortgage Loan Margin %
IO Number of Months	For interest only mortgage assets, the number of payments between and including the Initial Maturity Date or Anticipated Repayment Date and the First Payment Date
As-Is LTV at Origination	Initial funded amount per Loan Agreement divided by As-Is Appraised Value
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Current Funded Amount ($) divided by As-Is Appraised Value
Mortgage Loan Cut-off Date (As-Is) Estimated LTV Ratio	Current Funded Amount ($) divided by As-Is Appraised Value
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Annual Debt Service Payment (IO)
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Annual Debt Service Payment (IO)
B-2

Attribute	Calculation Methodology
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided Current Funded Amount ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided Current Funded Amount ($)
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Annual Debt Service Payment (IO)
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Annual Debt Service Payment (IO)
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Current Funded Amount ($)
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Current Funded Amount ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of Commitment Original Balance ($) multiplied by the maximum of LIBOR assumption with applicable rounding and LIBOR Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of Commitment Original Balance ($) multiplied by the maximum of LIBOR assumption with applicable rounding and LIBOR Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of Commitment Original Balance ($) multiplied by the maximum of LIBOR assumption with applicable rounding and LIBOR Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis
B-3

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of Commitment Original Balance ($) multiplied by the maximum of LIBOR assumption with applicable rounding and LIBOR Floor % plus Fully Funded Mortgage Loan Margin % multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the Commitment Original Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the Commitment Original Balance ($)
B-4

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	The Mortgage Assets Trinity Residences, Avilla- Buffalo Run, Bella Solano Apartments, Timberland Apartments, and Haven Garden & Hidden Chalet were not closed as of the date of this report. Therefore, we were not provided the Loan Agreement, Promissory Note, Deed of Trust, Cash Management Agreement, Title Policy, LIBOR Cap Confirmation, Management Agreement, Settlement Statement, Servicer Report, Insurance Certificate, Opinion of Counsel, Guaranty, Appraisal Report, Engineering Report, Seismic Report, Environmental Report, for these unclosed Mortgage Assets. We were instructed by the Company to assume the attribute is accurate and not perform any procedure for the Compared Attributes affected by the aforementioned Source Document.
3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage asset and Compared Attribute(s):
Property Name(s)	Compared Attribute(s)	Company Instruction
Lenox Portfolio	Fully Funded Mortgage Loan Margin %	Weighted of average of Fully Funded Mortgage Loan Margin % related to Lenox 1 and Lenox 2 based on Commitment Original Balance ($)
Avilla Lehi Crossing	Title Vesting (Fee/Leasehold/Both)	Provided by the Company
Avilla Lehi Crossing	Lien Position	Provided by the Company
Margate on Cone	LIBOR Cap Provider	Provided by the Company
Margate on Cone	LIBOR Cap Provider Rating	Provided by the Company
Margate on Cone	LIBOR Cap Strike Price %	Provided by the Company
Adair Oaks, Brookside Knoxville Portfolio	Mortgage Loan Underwritten NOI DSCR	Provided by the Company
Adair Oaks, Brookside Knoxville Portfolio	Mortgage Loan Underwritten NCF DSCR	Provided by the Company
Brookside Knoxville Portfolio	As-Is LTV at Origination	Based on initial funding per Loan Agreement divided by as-is appraised value at origination

C-1